Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net income	$ 772,927	4,795,705	4,445,218	3,586,570
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,118	174,462	158,363	233,509
Investment impairment	3,875	24,040
Share-based compensation cost	56,293	349,277	306,308	203,018
Allowance for/(reversal of) provision for doubtful accounts	607	3,765	(2,007)	3,088
(Gain)/loss on disposal of property, equipment and software	243	1,507	(509)	(42)
Unrealized exchange (gains)/ losses	3,024	18,764	12,266	(5,665)
Deferred income taxes	(18,912)	(117,342)	142,283	(31,568)
Net equity share of (income)/losses from associated companies	7,890	48,955	5,321	(842)
Fair value changes of short-term investments	(10,355)	(64,249)	12,355	21,758
Changes in operating assets and liabilities:
Accounts receivable	(76,456)	(474,381)	(131,030)	(70,318)
Prepayments and other current assets	(47,129)	(292,416)	(21,933)	(68,833)
Accounts payable	30,695	190,453	70,959	43,168
Salary and welfare payables	25,376	157,448	87,269	45,434
Taxes payable	41,877	259,828	(315,001)	(34,449)
Deferred revenue	78,449	486,744	321,018	145,946
Accrued liabilities and other payables	50,037	310,463	145,010	153,516
Net cash provided by operating activities	946,559	5,873,023	5,235,890	4,224,290
Cash flows from investing activities
Purchase of property, equipment and software	(86,609)	(537,376)	(218,936)	(178,654)
Proceeds from sale of property, equipment and software	236	1,463	4,516	777
Purchase of other intangible assets	(2,258)	(14,011)	(900)	(32)
Purchase of land use right	(10,792)	(66,957)
Net change of short-term investments with terms of three months or less	39,875	247,406	(480,000)	(120,000)
Purchase of short-term investments	(380,060)	(2,358,122)	(400,000)	(1,101,691)
Proceeds from maturities of short-term investments	164,007	1,017,596	1,040,000	1,120,000
Investment in an associated company	(3,223)	(20,000)	(200,000)
Transfer to restricted cash	(79,320)	(492,149)	(1,566,244)	(251,822)
Placement/rollover of matured time deposits	(3,538,506)	(21,955,012)	(21,807,617)	(19,204,499)
Proceeds from maturity of time deposits	3,208,104	19,905,004	18,231,797	15,326,801
Net change in other assets	(39,972)	(248,008)	(55,895)	(44,918)
Net cash used in investing activities	(728,518)	(4,520,166)	(5,453,279)	(4,454,038)
Cash flows from financing activities:
Proceeds of short-term bank loan	329,863	2,046,669	1,005,680
Payment of short-term bank loan	(157,223)	(975,504)
Proceeds from employees exercising stock options	470	2,917	2,474	24,712
Dividends paid to shareholders	(319,603)	(1,983,010)	(815,413)
Capital contribution from mezzanine classified noncontrolling interests shareholders	21,011	130,365
Capital injection from noncontrolling interest shareholders	20	121	916
Repurchase of shares			(106,809)	(414,942)
Net cash (used in)/provided by financing activities	(125,462)	(778,442)	86,848	(390,230)
Effect of exchange rate changes on cash held in foreign currencies	(1,815)	(11,260)	(1,930)	(3,871)
Net (decrease) increase in cash and cash equivalents	90,764	563,155	(132,471)	(623,849)
Cash and cash equivalents beginning of the year	235,035	1,458,298	1,590,769	2,214,618
Cash and cash equivalents end of the year	325,799	2,021,453	1,458,298	1,590,769
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	88,854	551,303	687,454	683,609
Supplemental schedule of non-cash investing and financing activities:
Share repurchase financed by accounts payable				7,547
Dividend payable				814,934
Fixed asset purchases financed by accounts payable	$ 12,986	80,575	10,071	7,228